Other non-current Assets - Schedule of Other Non-current Assets (Parenthetical) (Details) ¥ in Millions	Dec. 31, 2020 CNY (¥)
Equipment and Improvement | Suzhou
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Prepayments	¥ 9.6